Income from companies accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2017
Income from companies accounted for using the equity method abstract
Schedule of income from companies accounted for using the equity method

	Millions of euros
	2017	2016	2015
Zurich Santander Insurance América, S.L.	241	223	183
SAM Investment Holdings Limited	87	79	64
Wizink Bank, S.A.	36	—	—
Companhia de Crédito, Financiamento e Investimento RCI Brasil	19	12	28
Allianz Popular, S.L.	15	—	—
Other companies	306	130	100
	704	444	375